Derivatives and Hedging Activities (Fair Value Balance Sheet Disclosures) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Nondesignated [Member] | Forward Exchange Contracts [Member]
Fair value disclosues, by balance sheet location
Current derivative assets	$ 8,427	$ 2,330	$ 4,397
Noncurrent derivative assets	46	10	50
Current derivative liabilities	21,034	11,196	2,949
Noncurrent derivative liabilities	266	516	473
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Fair value disclosues, by balance sheet location
Current derivative assets	0	33	0
Noncurrent derivative assets	36	71	608
Current derivative liabilities	1,227	761	1,232
Noncurrent derivative liabilities	$ 476	$ 547	$ 3